SIGNIFICANT COMMITMENTS AND AGREEMENTS - Borrowings and other credit facilities (Details) - Dec. 31, 2021 $ in Millions, Rp in Billions	IDR (Rp)	USD ($)
Borrowings and other credit facilities
Total facility	Rp 1,500
Facility utilized	1,010
Telkomsel
Borrowings and other credit facilities
Total facility	3,100
Facility utilized	2,008
BRI
Borrowings and other credit facilities
Total facility	500
Facility utilized	309
BRI | Telkomsel
Borrowings and other credit facilities
Total facility	1,000
Facility utilized	591
BNI
Borrowings and other credit facilities
Total facility	500
Facility utilized	387
BNI | Telkomsel
Borrowings and other credit facilities
Total facility	2,100
Facility utilized	1,417
Bank Mandiri
Borrowings and other credit facilities
Total facility	500
Facility utilized	314
Bank Mandiri | TELIN
Borrowings and other credit facilities
Total facility	214	$ 15
Maximum capacity	Rp 356	$ 25